Note 14 - Legal Proceedings and Other Contingencies	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
14.
Legal Proceedings and Other Contingencies

In the ordinary course of its business, the Company is made a party to certain legal proceedings seeking monetary damages, including proceedings involving product liability claims, workers’ compensation along with other employee claims, tort and other general liability claims, for which it carries insurance, as well as patent infringement and related litigation. The Company is in a highly regulated industry and is also periodically involved in government actions for regulatory violations and other matters surrounding the manufacturing of its products, including, but not
limited to, environmental, employee, and product safety issues. While it is not
feasible to predict or determine the ultimate outcome of these matters, the Company does not
believe that an adverse decision in any of these legal proceedings would have a material adverse impact on its financial position, results of operations, or cash flows.